Cover	Jul. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2023
Entity File Number	001-41218
Entity Registrant Name	Andretti Acquisition Corp.
Entity Central Index Key	0001843714
Entity Tax Identification Number	98-1578373
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7615 Zionsville Road
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46268
City Area Code	317
Local Phone Number	872-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable public warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable public warrant
Trading Symbol	WNNR.U
Security Exchange Name	NYSE
Class A ordinary shares, $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	WNNR
Security Exchange Name	NYSE
Public warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Public warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	WNNR WS
Security Exchange Name	NYSE